Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net loss	$ (30,143,761)	$ (16,192,000)	$ (21,537,430)	$ (1,939,917)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,101
Change in fair value of SAFE notes	17,368,415	13,462,710	14,492,176	263,239
Transaction costs paid in shares	156,869
Stock-based compensation expense	19,742	172,468	197,006	61,817
Amortization of ROU assets	31,641		23,586
Loss on debt extinguishment	5,728,295
Operating lease payment	(51,642)		14,103
Interest expense	21,380
Reverse recapitalization transaction	(4,739,169)
Change in operating assets and liabilities:
Accounts receivable	34,328	(13,305)	(45,486)	108,008
Prepaid and other assets	(404,842)	144,895
Inventory	(297,186)		(65,248)
Advances to supplier			(33,576)
Prepaid expenses			21,870	(155,323)
Other noncurrent assets			(23,389)
Accounts payable	(540,863)	74,088	768,542	(10,707)
Accrued expense	1,006,861	(5,192)	714	20,207
Payroll liabilities			227,852	(15,827)
Accrued compensation	(150,623)	28,704
Accrued interest	280,000
Accrued taxes	3,911,691
Short-term debt, net	3,750,000
Deferred revenue	251,021		2,713,215
Lease liabilities			(43,943)
Total adjustments			18,247,422	271,414
Net cash used in operating activities	(3,762,742)	(2,327,632)	(3,290,008)	(1,668,503)
INVESTING ACTIVITIES
Purchase of property and equipment	(107,200)
Capitalized software development costs	(636,598)	(361,862)	(834,220)	(672,319)
Proceeds from issuance of SAFE agreements			4,239,500	2,120,000
Proceeds from issuance of bridge loans	500,000	3,134,500	23,752
Proceeds from issuance of SAFE notes	23,752
Repayment of bridge loans	(1,660,545)
Proceeds from PIPE investments	10,837,643
Purchase of common stock	(5,000,000)
Proceeds from Trust account	5,577,304
Net cash used in investing activities	(743,798)	(361,862)
FINANCING ACTIVITIES
Proceeds from issuance of SAFE agreements			4,239,500	2,120,000
Proceeds from issuance of bridge loans	500,000	3,134,500	23,752
Proceeds from issuance of SAFE notes	23,752
Repayment of bridge loans	(1,660,545)
Proceeds from PIPE investments	10,837,643
Purchase of common stock	(5,000,000)
Proceeds from Trust account	5,577,304
Net cash provided by financing activities	10,278,154	3,134,500
Net increase in cash during period	5,771,614	445,006	115,272	(220,822)
Cash, beginning of period	721,032	605,760	605,760	826,582
Cash, end of period	6,492,646	1,050,766	721,032	$ 605,760
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES
ROU asset obtained in exchange for lease liability	482,227		$ 324,426
Conversion of SAFE notes to equity	40,726,793
Conversion of short-term debt to equity	$ 2,456,500